Financial risk management - Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates (Detail)	12 Months Ended
Dec. 31, 2018
Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	3.8748%
Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	4.439%
Probable [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	3.75%
Probable [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	4.46%
25% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	4.6875%
25% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	5.575%
50% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	5.625%
50% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	6.69%
-25% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	2.8125%
-25% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	3.345%
-50% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	1.875%
-50% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	2.23%